Note 5 - Fair Value Measurements and Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2018
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	March 31, 2018	Level 1	Level 2	Level 3
Assets

High interest savings account	$1,243	$-	$1,243	-
United Sates treasury bills	6,985	-	6,985	-
Government of Canada treasury bills	1,994	-	1,994	-
Guaranteed investment certificates, Royal Bank of Canada	4,787	-	4,787	-

	$15,009	$-	$15,009	$-
	December 31, 2017		Level 1		Level 2		Level 3

Assets		$		$		$

Canadian provincial promissory notes	2,003		-		2,003		-
Commercial Notes	1,999		-		1,999		-
Guaranteed income certificates, Royal Bank of Canada	4,202		-		4,202		-
	$8,204		$-		$8,204		$-